NET (LOSS)/EARNINGS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET (LOSS)/EARNINGS PER SHARE
Weighted-average number of shares excluded from calculation of diluted net (loss)/income per share	2,226,014	0	0
Restricted shares
NET (LOSS)/EARNINGS PER SHARE
Weighted-average number of shares excluded from calculation of diluted net (loss)/income per share	0	0	376,692
RSUs
NET (LOSS)/EARNINGS PER SHARE
Weighted-average number of shares excluded from calculation of diluted net (loss)/income per share	344,461	325,010	516,522
Convertible redeemable preferred shares
NET (LOSS)/EARNINGS PER SHARE
Weighted-average number of shares excluded from calculation of diluted net (loss)/income per share			109,481,969